UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377
                                                    ----------

                        The Gabelli Blue Chip Value Fund
               (Exact name of registrant as specified in charter)
       -----------------------------------------------------------------

                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

[PHOTO OMITTED]

THE
GABELLI
BLUE CHIP VALUE
FUND




                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2004

                        THE GABELLI BLUE CHIP VALUE FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      The Gabelli Blue Chip Value Fund rose 12.37% for the full year, narrowly beating the Lipper Large Cap Value Fund average gain of 11.94% and the S&P 500 gain of 10.87% for 2004.

      Macroeconomic factors sent mixed signals to equity investors in 2004. The U.S. economy created 2.2 million jobs in 2004, almost rebuilding the 2.4 million jobs lost over the three year period, 2001 to 2003, and the largest annual gain since 1999. This job creation does not match the strongest we have had in past recoveries, but it does create enough jobs to keep unemployment at the relatively low level from which we started this recovery. Although some commodity and industrial inputs such as oil and gas, chemicals and metals have risen in price, we can see that there is little broad ability to pass on pricing. At the same time, Alan Greenspan has begun a course of raising rates. Despite the Federal Reserve raising rates five times in 2004, U.S. Treasury debt yields closed out the year almost exactly where they began the year.

      For the year, energy and utility stocks contributed the most to the Fund's performance, with our stocks in these two sectors up more than 20%: Allegheny Energy, Halliburton, AES, Noble Energy, Conoco Phillips, El Paso and Exxon Mobil. Stocks of companies outside these sectors, which appreciated more than 20% during the year included Dow Chemical, Bank of America, General Electric and The Walt Disney Company. On the negative side, three of our holdings that were down more than 10% -- Merck, Pfizer and Texas Instruments.

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert
                                                           -------------------
                                                           Bruce N. Alpert
                                                           President
February 23, 2005

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                  IN THE GABELLI BLUE CHIP VALUE FUND AND THE
                                 S&P 500 INDEX

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

         Gabelli Blue Chip Fund     S&P 500 Index
         ----------------------     -------------

8/26/99          $10,000                $10,000
12/31/99          11,778                 10,834
12/31/00          13,083                  9,848
12/31/01          11,543                  8,678
12/31/02           7,890                  6,761
12/31/03          11,361                  8,700
12/31/04          12,767                  9,645

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

------------------------------------------------------------------------------------------------------------
              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (a)
              ----------------------------------------------------

                                                                                                    Since
                                                                                                  Inception
                                                 QUARTER      1 YEAR     3 YEAR       5 YEAR      (8/26/99)
--------------------------------------------- ------------ ------------ ---------- ------------ -----------
  GABELLI BLUE CHIP VALUE FUND CLASS AAA .....    9.36%       12.37%      3.41%       1.62%         4.66%

  S&P 500 Index ..............................    9.23        10.87       3.58       (2.30)        (1.83)
  Lipper Large-Cap Value Average .............    8.97        11.94       4.70        3.35          1.67

  Class A ....................................    9.40        12.51       3.45        1.65          4.69
                                                  3.12(b)      6.07(b)    1.44(b)     0.45(b)       3.54(b)
  Class B ....................................    9.09        11.57       3.17        1.48          4.53
                                                  4.09(c)      6.57(c)    2.22(c)     1.08(c)       4.36(c)
  Class C ....................................    9.09        11.57       3.17        1.48          4.53
                                                  8.09(c)     10.57(c)    3.17(c)     1.48(c)       4.53(c)
  Class I ....................................    9.37        12.48       3.45        1.64          4.68

(a) RETURNS  REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS.  TOTAL RETURNS AND AVERAGE ANNUAL
    RETURNS REFLECT CHANGES IN SHARE PRICE AND  REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES.  INVESTMENT
    RETURNS AND THE PRINCIPAL  VALUE OF AN INVESTMENT WILL  FLUCTUATE.  WHEN SHARES ARE REDEEMED,  THEY MAY BE
    WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DIVIDENDS ARE CONSIDERED REINVESTED.  CURRENT PERFORMANCE MAY
    BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED.  VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION
    AS OF THE MOST RECENT MONTH END.  INVESTORS SHOULD CONSIDER THE INVESTMENT  OBJECTIVES,  RISKS AND CHARGES
    AND EXPENSES OF THE FUND CAREFULLY BEFORE  INVESTING.  THE PROSPECTUS  CONTAINS MORE COMPLETE  INFORMATION
    ABOUT THIS AND OTHER  MATTERS  AND SHOULD BE READ  CAREFULLY  BEFORE  INVESTING.  PERFORMANCE  RETURNS FOR
    PERIODS  LESS THAN ONE YEAR ARE NOT  ANNUALIZED.  THE  CLASS AAA  SHARES'  NET  ASSET  VALUES  ARE USED TO
    CALCULATE  PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C
    SHARES ON DECEMBER 31, 2003 AND THE CLASS I SHARES ON JULY 1, 2004. THE ACTUAL PERFORMANCE FOR THE CLASS B
    SHARES AND CLASS C SHARES  WOULD  HAVE BEEN LOWER DUE TO THE  ADDITIONAL  EXPENSES  ASSOCIATED  WITH THESE
    CLASSES OF SHARES.  THE ACTUAL  PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER
    EXPENSES  RELATED TO THIS CLASS OF SHARES.  THE S&P 500 INDEX IS AN  UNMANAGED  INDICATOR  OF STOCK MARKET
    PERFORMANCE,  WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS
    PARTICULAR CATEGORY.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE  CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR
    CLASS B AND CLASS C SHARES, RESPECTIVELY.
--------------------------------------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2004 through December 31, 2004
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                   Beginning          Ending         Annualized      Expenses
                 Account Value    Account Value        Expense      Paid During
                    7/1/04           12/31/04           Ratio         Period*
--------------------------------------------------------------------------------
GABELLI BLUE CHIP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00        $1,075.70           1.84%          $ 9.60
Class A            $1,000.00        $1,076.10           1.84%          $ 9.60
Class B            $1,000.00        $1,072.00           2.59%          $13.49
Class C            $1,000.00        $1,072.00           2.59%          $13.49
Class I            $1,000.00        $1,076.80           1.59%          $ 8.30

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00        $1,015.89           1.84%          $ 9.32
Class A            $1,000.00        $1,015.89           1.84%          $ 9.32
Class B            $1,000.00        $1,012.12           2.59%          $13.10
Class C            $1,000.00        $1,012.12           2.59%          $13.10
Class I            $1,000.00        $1,017.14           1.59%          $ 8.06

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.

GABELLI BLUE CHIP VALUE FUND

Financial Services ...................................................  20.9%
Energy and Utilities: Oil ............................................  13.5%
Health Care ..........................................................   8.5%
Entertainment ........................................................   7.7%
Diversified Industrial ...............................................   7.5%
Insurance ............................................................   6.7%
Energy and Utilities: Electric .......................................   6.0%
Business Services ....................................................   4.2%
Specialty Chemicals ..................................................   3.7%
Electronics ..........................................................   3.4%
Aerospace ............................................................   2.9%
Computer Software and Services .......................................   2.5%
Metals and Mining ....................................................   2.5%
Telecommunications ...................................................   2.3%
Computer Hardware ....................................................   2.1%
Paper and Forest Products ............................................   1.5%
Retail ...............................................................   1.3%
Transportation .......................................................   1.2%
Food and Beverage ....................................................   0.5%
Other Assets and Liabilities - Net ...................................   1.1%
                                                                       ------
                                                                       100.0%
                                                                       ======

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                                     MARKET
      SHARES                                         COST            VALUE
     -------                                     -----------      -----------

                 COMMON STOCKS -- 98.9%
                 AEROSPACE -- 2.9%
       3,400     General Dynamics Corp. ...      $   257,419      $   355,640
      14,200     Northrop Grumman Corp. ...          638,018          771,912
                                                 -----------      -----------
                                                     895,437        1,127,552
                                                 -----------      -----------
                 BUSINESS SERVICES -- 4.2%
      69,800     Cendant Corp. ...............     1,270,137        1,631,924
                                                 -----------      -----------
                 COMPUTER HARDWARE -- 2.1%
      38,094     Hewlett-Packard Co. .........       808,011          798,831
                                                 -----------      -----------
                 COMPUTER SOFTWARE AND SERVICES -- 2.5%
      36,000     Microsoft Corp. .............       921,682          961,560
                                                 -----------      -----------
                 DIVERSIFIED INDUSTRIAL -- 7.5%
      16,000     General Electric Co. ........       500,900          584,000
      35,000     Honeywell International Inc.        967,794        1,239,350
      13,300     Ingersoll-Rand Co., Cl. A ...       709,986        1,067,990
                                                 -----------      -----------
                                                   2,178,680        2,891,340
                                                 -----------      -----------
                 ELECTRONICS -- 3.4%
      34,000     Applied Materials Inc.+ .....       540,810          581,400
      29,300     Texas Instruments Inc. ......       604,862          721,366
                                                 -----------      -----------
                                                   1,145,672        1,302,766
                                                 -----------      -----------
                 ENERGY AND UTILITIES: ELECTRIC -- 6.0%
     127,100     AES Corp.+ ..................       845,116        1,737,457
      28,000     Allegheny Energy Inc.+ ......       300,714          551,880
                                                 -----------      -----------
                                                   1,145,830        2,289,337
                                                 -----------      -----------
                 ENERGY AND UTILITIES: OIL -- 13.5%
       9,775     ConocoPhillips ..............       527,842          848,763
     110,800     El Paso Corp. ...............       836,501        1,152,320
      20,900     Exxon Mobil Corp. ...........       809,557        1,071,334
      15,300     Halliburton Co. .............       389,446          600,372
      10,800     Marathon Oil Corp. ..........       283,695          406,188
      11,400     Noble Corp.+ ................       393,958          567,036
      15,200     Pioneer Natural Resources Co.       451,136          533,520
                                                 -----------      -----------
                                                   3,692,135        5,179,533
                                                 -----------      -----------
                 ENTERTAINMENT -- 7.7%
      45,000     Liberty Media Corp., Cl. A+ .       406,922          494,100
      38,000     The Walt Disney Co. .........       795,181        1,056,400
      73,400     Time Warner Inc.+ ...........     1,129,809        1,426,896
                                                 -----------      -----------
                                                   2,331,912        2,977,396
                                                 -----------      -----------
                 FINANCIAL SERVICES -- 20.9%
      11,200     American Express Co. ........       493,564          631,344
      18,400     Bank of America Corp. .......       739,522          864,616
      24,200     Citigroup Inc. ..............     1,100,099        1,165,956
      20,200     Countrywide Financial Corp. .       502,171          747,602
      37,600     JPMorgan Chase & Co. ........     1,265,227        1,466,776
       9,600     Lehman Brothers Holdings Inc.       670,337          839,808
      18,700     Merrill Lynch & Co. Inc. ....       921,541        1,117,699
      15,000     New York Community
                   Bancorp Inc. ..............       301,766          308,550
      12,700     Sovereign Bancorp Inc. ......       279,968          286,385
      12,700     State Street Corp. ..........       572,440          623,824
                                                 -----------      -----------
                                                   6,846,635        8,052,560
                                                 -----------      -----------


                                                                     MARKET
      SHARES                                         COST            VALUE
     -------                                     -----------      -----------

                 FOOD AND BEVERAGE -- 0.5%
       5,000     Coca-Cola Co. ...............   $   200,250      $   208,150
                                                 -----------      -----------
                 HEALTH CARE -- 8.5%
      13,400     Baxter International Inc. ...       347,677          462,836
      27,200     Merck & Co. Inc. ............     1,133,655          874,208
      26,100     Pfizer Inc. .................       850,211          701,829
      28,600     Wyeth .......................     1,264,691        1,218,074
                                                 -----------      -----------
                                                   3,596,234        3,256,947
                                                 -----------      -----------
                 INSURANCE -- 6.7%
       5,100     Everest Re Group Ltd. .......       397,203          456,756
      17,000     Hartford Financial Services
                   Group Inc. ................       924,784        1,178,270
      25,061     St. Paul Travelers
                   Companies Inc. ............       941,452          929,012
                                                 -----------      -----------
                                                   2,263,439        2,564,038
                                                 -----------      -----------
                 METALS AND MINING -- 2.5%
      30,400     Alcoa Inc. ..................       800,286          955,168
                                                 -----------      -----------
                 PAPER AND FOREST PRODUCTS -- 1.5%
      14,200     International Paper Co. .....       547,107          596,400
                                                 -----------      -----------
                 RETAIL -- 1.3%
       8,000     Albertson's Inc. ............       181,760          191,040
      10,000     Tiffany & Co. ...............       301,000          319,700
                                                 -----------      -----------
                                                     482,760          510,740
                                                 -----------      -----------
                 SPECIALTY CHEMICALS -- 3.7%
      28,400     Dow Chemical Co. ............     1,091,003        1,406,084
                                                 -----------      -----------
                 TELECOMMUNICATIONS -- 2.3%
      15,100     SBC Communications Inc. .....       377,035          389,127
      12,200     Verizon Communications Inc. .       419,076          494,222
                                                 -----------      -----------
                                                     796,111          883,349
                                                 -----------      -----------
                 TRANSPORTATION -- 1.2%
       6,700     Union Pacific Corp. .........       410,635          450,575
                                                 -----------      -----------
                 TOTAL COMMON STOCKS .........    31,423,956       38,044,250
                                                 -----------      -----------
                 WARRANTS -- 0.0%
                 TELECOMMUNICATIONS -- 0.0%
       1,254     Lucent Technologies Inc.,
                   expires 12/10/07+ .........         2,082            1,981
                                                 -----------      -----------
                 TOTAL
                   INVESTMENTS -- 98.9% ......   $31,426,038       38,046,231
                                                 ===========
                 OTHER ASSETS AND LIABILITIES (NET) -- 1.1%           405,745
                                                                  -----------
                 NET ASSETS -- 100.0% ......................      $38,451,976
                                                                  ===========
----------
                 For Federal tax purposes:
                 Aggregate cost ............................      $32,507,175
                                                                  ===========
                 Gross unrealized appreciation .............      $ 7,096,360
                 Gross unrealized depreciation .............       (1,557,304)
                                                                  -----------
                 Net unrealized appreciation (depreciation)       $ 5,539,056
                                                                  ===========
----------
 +    Non-income producing security.

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $31,426,038) .................   $ 38,046,231
  Cash .....................................................        399,186
  Dividends receivable .....................................         58,262
  Receivable for Fund shares sold ..........................         74,991
  Other assets .............................................          3,569
                                                               ------------
  TOTAL ASSETS .............................................     38,582,239
                                                               ------------
LIABILITIES:
  Payable for Fund shares redeemed .........................         28,273
  Payable for investment advisory fees .....................         32,469
  Payable for distribution fees ............................          8,118
  Other accrued expenses ...................................         61,403
                                                               ------------
  TOTAL LIABILITIES ........................................        130,263
                                                               ------------
  NET ASSETS applicable to 3,256,228
    shares outstanding .....................................   $ 38,451,976
                                                               ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at
    $0.001 par value .......................................   $      3,256
  Additional paid-in capital ...............................     43,212,633
  Accumulated net realized loss on investments .............    (11,384,106)
  Net unrealized appreciation on investments ...............      6,620,193
                                                               ------------
  NET ASSETS ...............................................   $ 38,451,976
                                                               ============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($38,447,542  /  3,255,852
    shares outstanding) ....................................         $11.81
                                                                     ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($1,125  /  95.187 shares outstanding) .................         $11.82
                                                                     ======
  Maximum offering price per share
    (NAV  /  0.9425, based on maximum sales
    charge of 5.75% of the offering price) .................         $12.54
                                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($1,116  /  94.877 shares outstanding) .................         $11.76(a)
                                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($1,116  /  94.877 shares outstanding) .................         $11.76(a)
                                                                     ======
  CLASS I:
  Net Asset Value, offering and redemption price
    per share ($1,077  /  91.333 shares outstanding) .......         $11.79
                                                                     ======
----------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends ................................................     $  889,089
  Interest .................................................          2,841
                                                                 ----------
  TOTAL INVESTMENT INCOME ..................................        891,930
                                                                 ----------
EXPENSES:
  Investment advisory fees .................................        417,627
  Distribution fees -- Class AAA ...........................        104,393
  Distribution fees -- Class A .............................              3
  Distribution fees -- Class B .............................             10
  Distribution fees -- Class C .............................             28
  Shareholder communications expenses ......................         72,920
  Shareholders services fees ...............................         68,688
  Registration fees ........................................         39,402
  Legal and audit fees .....................................         31,268
  Trustees' fees ...........................................         25,500
  Interest expense .........................................          5,398
  Miscellaneous expenses ...................................         22,870
                                                                 ----------
  TOTAL EXPENSES ...........................................        788,107
                                                                 ----------
  NET INVESTMENT INCOME ....................................        103,823
                                                                 ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments .........................      4,236,236
  Net change in unrealized appreciation/
    depreciation on investments ............................        191,519
                                                                 ----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS .........................................      4,427,755
                                                                 ----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................     $4,531,578
                                                                 ==========

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         YEAR ENDED          YEAR ENDED
                                                                      DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                      -----------------   -----------------
OPERATIONS:
  Net investment income (loss) .....................................    $    103,823         $   (55,506)
  Net realized gain on investments .................................       4,236,236             619,916
  Net change in unrealized appreciation/depreciation on investments          191,519          13,782,148
                                                                        ------------         -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............       4,531,578          14,346,558
                                                                        ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ......................................................        (109,308)                 --
    Class A ........................................................              (4)                 --
    Class I ........................................................              (6)                 --
                                                                        ------------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................        (109,318)                 --
                                                                        ------------         -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA ........................................................     (14,476,855)         10,241,167
  Class A ..........................................................               3               1,000
  Class B ..........................................................              --               1,000
  Class C ..........................................................              --               1,000
  Class I ..........................................................           1,005                  --
                                                                        ------------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS FROM SHARES OF
    BENEFICIAL INTEREST TRANSACTIONS ...............................     (14,475,847)         10,244,167
                                                                        ------------         -----------
  REDEMPTION FEES ..................................................           2,604                  --
                                                                        ------------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS ............................     (10,050,983)         24,590,725
NET ASSETS:
  Beginning of period ..............................................      48,502,959          23,912,234
                                                                        ------------         -----------
  End of period ....................................................    $ 38,451,976         $48,502,959
                                                                        ============         ===========

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

debt  obligation  subject to an obligation of the seller to repurchase,  and the
Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature.To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the year ended December 31, 2004, reclassifications were made to decrease accumulated net investment loss for $5,495, with an offsetting adjustment to additional paid-in capital. These reclassifications have no impact on the net asset value of the Fund and the calculation of net investment income per share in the financial highlights excludes these adjustments.

The tax character of distributions of $109,318 paid during the year ended December 31, 2004 was ordinary income. No distributions were paid during the year ended December 31, 2003.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2004, the components of earnings/(losses) on a tax basis were as follows:

             Capital loss carryforward .................    $(10,302,969)
             Net unrealized appreciation ...............       5,539,056
                                                            ------------
             Total accumulated loss ....................    $ (4,763,913)
                                                            ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2004 of $10,302,969. This capital loss carryforward is available to reduce future required distributions of net capital gains to shareholders. $2,438,953 of the loss carryforward is available through 2009; and $7,864,016 is available through 2010. For the year ended December 31, 2004, the Fund utilized net capital loss carryforwards of $3,915,096.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates. The Adviser contractually agreed to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund at 2.00%, 2.00%, 2.75%, 2.75% and 1.75%, respectively, of Class AAA, Class A, Class B, Class C and Class I Shares' average daily net assets. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below 2.00%, 2.00%, 2.75%, 2.75% and 1.75%, respectively, of average daily net assets for Class AAA, Class A, Class B, Class C and Class I Shares, respectively. There have been no expense reimbursements by the Adviser in 2003 or 2004.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares (other than Class I) pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $10,865,739 and $25,514,461, respectively.

6. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, Class C Shares and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. Class I Shares are offered to institutional investors
(beginning  July 1, 2004)  that  acquire  the Fund  directly  through  Gabelli &
Company.

Effective September 1, 2004 the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B, Class C and Class I Shares that are redeemed or exchanged within sixty days after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the year ended December 31, 2004 amounted to $2,604.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2004                 DECEMBER 31, 2003
                                                     ----------------------------      ---------------------------
                                                       SHARES          AMOUNT            SHARES         AMOUNT
                                                     ----------      ------------      ----------     ------------
                                                             CLASS AAA                         CLASS AAA
                                                     ----------------------------      ---------------------------
Shares sold ......................................    1,272,742      $ 13,787,702       8,845,638     $ 77,513,568
Shares issued upon reinvestment of dividends .....        8,992           106,195              --               --
Shares redeemed ..................................   (2,629,087)      (28,370,752)     (7,507,239)     (67,272,401)
                                                     ----------      ------------      ----------     ------------
    Net increase (decrease) ......................   (1,347,353)     $(14,476,855)      1,338,399     $ 10,241,167
                                                     ==========      ============      ==========     ============

                                                              CLASS A                           CLASS A*
                                                     ----------------------------      ---------------------------
Shares sold ......................................           --                --              95     $      1,000
Shares issued upon reinvestment of dividends .....            0**    $          3              --               --
                                                     ----------      ------------      ----------     ------------
    Net increase .................................            0      $          3              95     $      1,000
                                                     ==========      ============      ==========     ============

                                                              CLASS B                           CLASS B*
                                                     ----------------------------      ---------------------------
Shares sold ......................................           --                --              95     $      1,000
                                                     ----------      ------------      ----------     ------------
    Net increase .................................           --                --              95     $      1,000
                                                     ==========      ============      ==========     ============

                                                              CLASS C                           CLASS C*
                                                     ----------------------------      ---------------------------
Shares sold ......................................           --                --              95     $      1,000
Shares redeemed ..................................           --                --              --               --
                                                     ----------      ------------      ----------     ------------
    Net increase (decrease) ......................           --                --              95     $      1,000
                                                     ==========      ============      ==========     ============

                                                              CLASS I*
                                                     ----------------------------
Shares sold ......................................          100      $      1,100
Shares issued upon reinvestment of dividends .....            1                 6
Shares redeemed ..................................          (10)             (101)
                                                     ----------      ------------
    Net increase .................................           91      $      1,005
                                                     ==========      ============

----------
*  Commencement  of share  offering to the public on December 23, 2003.  Class I Shares were first  offered to the public and initial  shares were sold to Gabelli Asset  Management  Inc. on June 30, 2004.
** Shares  rounded to less than 0.5 shares.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

7. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $10,095 to Gabelli & Company.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $2,900 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

8. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State ofNew York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. TheFund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                       INCOME
                             FROM INVESTMENT OPERATIONS                                  DISTRIBUTIONS
              ----------------------------------------------------------    -----------------------------------------
                                                  Net
              Net Asset                      Realized and        Total                       Net
  Period        Value,          Net            Unrealized        from           Net       Realized
   Ended      Beginning      Investment      Gain/(Loss) on   Investment    Investment     Gain on          Total
December 31   of Period   Income/(Loss)(c)    Investments     Operations      Income     Investments    Distributions
-----------   ---------   ----------------   --------------   ----------    ----------   -----------    -------------
CLASS AAA
  2004          $10.54         $ 0.03            $ 1.27         $ 1.30        $(0.03)           --         $(0.03)
  2003            7.32          (0.01)             3.23           3.22            --            --             --
  2002           10.71          (0.03)            (3.36)         (3.39)           --            --             --
  2001           12.17          (0.05)            (1.38)         (1.43)           --        $(0.03)         (0.03)
  2000           11.65          (0.02)             1.31           1.29            --         (0.77)         (0.77)
CLASS A(b)
  2004          $10.54         $ 0.04            $ 1.28         $ 1.32        $(0.04)           --         $(0.04)
CLASS B(b)
  2004          $10.54         $(0.04)           $ 1.26         $ 1.22            --            --             --
CLASS C(b)
  2004          $10.54         $(0.08)           $ 1.30         $ 1.22            --            --             --
CLASS I(e)
  2004          $11.01         $ 0.05            $ 0.80         $ 0.85        $(0.07)           --         $(0.07)



                                                     RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                       ---------------------------------------------------------------------------------------

                           Net Asset             Net Assets       Net           Operating            Operating
  Period                    Value,                  End of     Investment       Expenses             Expenses        Portfolio
   Ended      Redemption    End of      Total      Period        Income/         Net of                Before        Turnover
December 31     Fees(c)     Period     Return+   (in 000's)      (Loss)     Reimbursements(d)    Reimbursements(d)     Rate
-----------   ----------   ---------   -------   -----------   ----------   -----------------    -----------------   ---------
CLASS AAA
  2004          $0.00(f)     $11.81     12.4%      $38,448        0.25%           1.89%                1.89%             26%
  2003             --         10.54     44.0        48,503       (0.12)           1.86                 1.86             140
  2002             --          7.32    (31.7)       23,912       (0.40)           1.94                 1.94              94
  2001             --         10.71    (11.8)       42,403       (0.36)(a)        1.75(a)              1.75(a)           92
  2000             --         12.17     11.1        25,692       (0.29)           2.25                 2.00             107
CLASS A(b)
  2004          $0.00(f)     $11.82     12.5%        $   1        0.38%           1.89%                1.89%             26%
CLASS B(b)
  2004          $0.00(f)     $11.76     11.6%        $   1       (0.38)%          2.64%                2.64%             26%
CLASS C(b)
  2004          $0.00(f)     $11.76     11.6%        $   1       (0.71)%          2.64%                2.64%             26%
CLASS I(e)
  2004          $0.00(f)     $11.79      7.7%        $   1        0.81%           1.59%(h)             1.59%(h)          26%

----------
+   Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including  reinvestment of dividends and does not reflect applicable sales charges.  Total return for less than one year is not annualized.
(a) Under an expense  deferral  agreement  with the Adviser,  the Fund repaid the Adviser  $34,909  during 2001,  representing previous reimbursed expenses from the Adviser.  During the period ended December 31, 2001, had such payment not been made, the expense ratio would have been 1.68% and the net investment income ratio would have been (0.30)%.
(b) Class A, Class B and Class C Shares were  outstanding  within the period  December  23, 2003  through  December  31, 2003.
    Financial  Highlights are not presented for Class A, Class B and Class C Shares as the  information for this period is not considered meaningful.
(c) Per share data is calculated using the average shares outstanding method.
(d) The fund incurred  interest expense for the year ended December 31, 2004. If interest  expense had not been incurred,  the ratio of expenses to average net assets for Class AAA, Class A, Class B, Class C and Class I would have been 1.87%, 1.87%,
    2.62%, 2.62% and 1.59%, respectively.
(e) From the commencement of offering Class I Shares on June 30, 2004.
(f) Amount represents less than $0.005 per share.
(h) Annualized.

                See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of The Gabelli Blue Chip Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Blue Chip Value Fund (the "Fund"), as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gabelli Blue Chip Value Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                   /s/ ERNST & YOUNG

New York, New York
February 11, 2005

--------------------------------------------------------------------------------
                   2004 TAX NOTICE TO SHAREHOLDERS (Unaudited)

   For the fiscal year ended December 31, 2004, the Fund paid to shareholders, an ordinary income dividend totaling $0.0336, $0.0386 and $0.0657 per share for Class AAA, Class A and Class I, respectively. For the fiscal year ended December 31, 2004, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distributions was qualifying dividend income.

   U.S. GOVERNMENT INCOME:
   The percentage of the ordinary income dividend paid by the Fund during fiscal year 2004 which was derived from U.S. Treasury securities was 0.32%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Blue Chip Value Fund did not meet this strict requirement in 2004. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

THE GABELLI BLUE CHIP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Blue Chip Value Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Blue Chip Value Fund at One Corporate Center, Rye, NY 10580-1422.

                           TERM OF        NUMBER OF
                         OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)         LENGTH OF        COMPLEX
    ADDRESS 1                TIME        OVERSEEN BY              PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE                SERVED 2        TRUSTEE                DURING PAST FIVE YEARS                       HELD BY TRUSTEE 4
-----------------        ----------     -------------   ---------------------------------------------   ----------------------------
INTERESTED TRUSTEES 3:
----------------------
MARIO J. GABELLI         Since 1999           24        Chairman of the Board, Chief Executive Officer  Director of Morgan Group
Trustee                                                 of Gabelli Asset Management Inc. and Chief      Holdings, Inc. (holding
Age: 62                                                 Investment Officer of Gabelli Funds, LLC and    company)
                                                        GAMCO Investors, Inc.; Vice Chairman and Chief
                                                        Executive Officer of Lynch Interactive
                                                        Corporation (multimedia and services)

KARL OTTO POHL           Since 1999           34        Member of the Shareholder Committee of Sal      Director of Gabelli Asset
Trustee                                                 Oppenheim Jr. & Cie (private investment bank);  Management Inc. (investment
Age: 75                                                 Former President of the Deutsche Bundesbank     management); Chairman,
                                                        and Chairman of its Central Bank Council        Incentive Capital and
                                                        (1980-1991)                                     Incentive Asset Management
                                                                                                        (Zurich); Director at Sal
                                                                                                        Oppenheim Jr. & Cie, Zurich

NON-INTERESTED TRUSTEES:
------------------------
ANTHONY J. COLAVITA      Since 1999           36        President and Attorney at Law in the law firm               --
Trustee                                                 of Anthony J. Colavita, P.C.
Age: 69

VINCENT D. ENRIGHT       Since 1999           13        Former Senior Vice President and Chief          Director of Aphton
Trustee                                                 Financial Officer of KeySpan Energy             Corporation
Age: 61                                                 Corporation                                     (biopharmaceutical company)

MARY E. HAUCK            Since 2000           6         Retired Senior Manager of the Gabelli O'Connor              --
Trustee                                                 Fixed Income Mutual Funds Management Company
Age: 62

WERNER J. ROEDER, MD     Since 1999           26        Medical Director of Lawrence Hospital and                   --
Trustee                                                 practicing private physician
Age: 64

OFFICERS:
---------
BRUCE N. ALPERT          Since 2003           --        Executive Vice President and Chief Operating                --
President andTreasurer                                  Officer of Gabelli Funds, LLC since 1988 and
Age: 53                                                 an officer of all mutual funds advised by
                                                        Gabelli Funds, LLC and its affiliates.
                                                        Director and President of Gabelli Advisers,
                                                        Inc.

JAMES E. MCKEE           Since 1999           --        Vice President, General Counsel and Secretary               --
Secretary                                               of Gabelli Asset Management Inc. since 1999
Age: 41                                                 and GAMCO Investors, Inc. since 1993;
                                                        Secretary of all mutual funds advised by
                                                        Gabelli Advisers, Inc. and Gabelli Funds, LLC

PETER GOLDSTEIN          Since 2004           --        Director of Regulatory Affairs at Gabelli
Chief Compliance Officer                                Asset Management Inc. since February 2004;
Age: 51                                                 Vice President of Goldman Sachs Asset
                                                        Management from November 2000 through January
                                                        2004; Deputy GeneralCounsel at Gabelli Asset
                                                        Management Inc. from February 1998 through
                                                        November 2000

------------
1   Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2   Each Trustee will hold office for an indefinite  term until the earliest of (i) the next meeting of  shareholders if any, called for the purpose of considering  the election or re-election of such Trustee and until the election and  qualification  of his or her successor,  if any, elected at such meeting,  or (ii) the date a Trustee resigns or retires,  or a Trustee is removed by the
    Board of Trustees or  shareholders,  in accordance with the Fund's By-Laws and Agreement and Declaration of Trust.  Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3   "Interested  person" of the Fund as defined in the Investment Company Act of 1940. Messrs.  Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
4   This column includes only  directorships  of companies  required to report to the SEC under the Securities  Exchange Act of 1934
    (i.e. public companies) or other investment companies registered under the 1940 Act.

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA                         Mary E. Hauck
CHAIRMAN AND CHIEF                            (RETIRED) SENIOR PORTFOLIO MANAGER
INVESTMENT OFFICER                            GABELLI-O'CONNOR FIXED INCOME
GABELLI ASSET MANAGEMENT INC.                 MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                           Karl Otto Pohl
ATTORNEY-AT-LAW                               FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                     DEUTSCHE BUNDESBANK

Vincent D. Enright                            Werner J. Roeder, MD
FORMER SENIOR VICE PRESIDENT                  MEDICAL DIRECTOR
AND CHIEF FINANCIAL OFFICER                   LAWRENCE HOSPITAL
KEYSPAN ENERGY CORP.

                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA                        Bruce N. Alpert
PORTFOLIO MANAGER                             PRESIDENT AND TREASURER

James E. McKee                                Peter Goldstein
SECRETARY                                     CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB402Q404SR

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.





ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $20,300 in 2004 and $19,000 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 in 2004 and $3,400 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

   (f) The percentage of hours. expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

   (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $68,600 in 2004 and $62,400 in 2003.

   (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on March 10, 2004 (Accession No. 0000935069-04-000488).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.


   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           & Principal Financial Officer

Date     March 9, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.